SEGMENT INFORMATION (Schedule of assets, depreciation and amortization, and capital expenditures by segment) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	$ 254,670		$ 254,670		$ 226,729
Depreciation and amortization	1,362	$ 1,249	4,066	$ 3,762	5,101
Expenditure for segment assets			7,164		11,423
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	71,676		71,676		78,541
Depreciation and amortization			828		905
Expenditure for segment assets			1,471		3,179
MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	46,689		46,689		45,305
Depreciation and amortization			878		1,107
Expenditure for segment assets			630		839
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	126,386		126,386		93,473
Depreciation and amortization			2,203		2,894
Expenditure for segment assets			4,755		7,180
Overhaul and Coating of Jet Engine Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	10,156		10,156		10,321
Depreciation and amortization			279		356
Expenditure for segment assets			308		225
Amounts not allocated to segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	$ (237)		(237)		(911)
Depreciation and amortization			(122)		(161)
Expenditure for segment assets			$ 0		$ 0